Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Percentage of employer's matching contribution	50.00%
Employer's annual contribution	$ 496,363	$ 485,251	$ 511,984
Defined contribution plan, service period for eligibility	1 year
Maximum
Defined Benefit Plan Disclosure [Line Items]
Employer's matching contribution as percentage of each participant's compensation, maximum	3.00%
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation expense	$ 179,552	174,509	157,017
Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation expense	$ 640,291	$ 514,635	$ 804,755